Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - Accounts Receivable [Member]	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 213,362	$ 27,462	$ 313,362
Reversal	(100,000)	(12,871)	(100,000)
Balance at end of the year	$ 113,362	$ 14,591	$ 213,362